Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Commitments and contingencies

17. Commitments and contingencies

From time to time, the Group may be involved in various claims and legal proceedings relating to claims arising out of its operations. As of December 31, 2020, there are five legal out‑of‑court and court disputes related to production issues. The dispute processes are still ongoing, and the estimated claims are assessed to have potential loss of TEUR 195. Based on present facts, the outcome is uncertain; however, management believes a loss is not probable.